Schedule of Investments
(unaudited)
April 30, 2024
iShares
®
U.S. Consumer Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.4%
FedEx Corp. ....................... 210 $ 54,974
United Parcel Service, Inc. , Class B ....... 447 65,923
120,897
Beverages — 0.4%
Brown-Forman Corp. , Class B, NVS ....... 366 17,513
Constellation Brands, Inc. , Class A ........ 464 117,605
135,118
Broadline Retail — 12.0%
Amazon.com, Inc.
(a)
.................. 20,216 3,537,800
Coupang, Inc. , Class A
(a)
............... 3,208 72,180
Dillard's, Inc. , Class A ................. 26 11,388
eBay, Inc. ......................... 1,187 61,178
Etsy, Inc.
(a)
........................ 477 32,756
Kohl's Corp. ....................... 1,300 31,122
Macy's, Inc. ....................... 2,885 53,170
Nordstrom, Inc. ..................... 1,342 25,511
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 966 70,653
3,895,758
Building Products — 0.1%
Masco Corp. ....................... 548 37,511
Commercial Services & Supplies — 1.3%
Cintas Corp. ....................... 378 248,853
Copart, Inc.
(a)
...................... 2,550 138,490
Driven Brands Holdings, Inc.
(a)
........... 507 7,265
Rollins, Inc. ........................ 282 12,566
Vestis Corp. ....................... 562 10,352
417,526
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ............... 241 27,228
Consumer Staples Distribution & Retail — 22.0%
Albertsons Cos., Inc. , Class A ........... 3,023 61,669
BJ's Wholesale Club Holdings, Inc.
(a)
....... 1,263 94,321
Casey's General Stores, Inc. ............ 450 143,811
Costco Wholesale Corp. ............... 3,894 2,814,973
Dollar General Corp. ................. 2,769 385,417
Dollar Tree, Inc.
(a)
.................... 2,419 286,047
Grocery Outlet Holding Corp.
(a)
........... 1,229 31,917
Kroger Co. (The) .................... 6,301 348,949
Performance Food Group Co.
(a)
.......... 950 64,486
Sprouts Farmers Market, Inc.
(a)
........... 1,202 79,368
Sysco Corp. ....................... 1,542 114,601
Target Corp. ....................... 4,827 777,051
US Foods Holding Corp.
(a)
.............. 1,372 68,943
Walgreens Boots Alliance, Inc. ........... 3,236 57,374
Walmart, Inc. ....................... 30,857 1,831,363
7,160,290
Distributors — 0.3%
Genuine Parts Co. ................... 279 43,862
Pool Corp. ........................ 180 65,255
109,117
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 268 27,794
Duolingo, Inc. , Class A
(a)
............... 124 27,993
Grand Canyon Education, Inc.
(a)
.......... 56 7,281
H&R Block, Inc. ..................... 968 45,719
Service Corp. International ............. 516 37,002
145,789
Security
Shares
Shares Value
Entertainment — 0.9%
Live Nation Entertainment, Inc.
(a)
......... 544 $ 48,367
Madison Square Garden Sports Corp.
(a)
..... 98 18,220
Netflix, Inc.
(a)
....................... 70 38,545
Take-Two Interactive Software, Inc.
(a)
....... 68 9,711
TKO Group Holdings, Inc. .............. 126 11,929
Walt Disney Co. (The) ................ 1,443 160,317
287,089
Financial Services — 1.6%
Block, Inc. , Class A
(a)
................. 1,779 129,867
Mastercard, Inc. , Class A ............... 281 126,787
PayPal Holdings, Inc.
(a)
................ 323 21,938
Shift4 Payments, Inc. , Class A
(a) (b)
......... 140 8,101
Toast, Inc. , Class A
(a) (b)
................ 1,733 40,951
Visa, Inc. , Class A ................... 771 207,098
534,742
Food Products — 0.5%
Flowers Foods, Inc. .................. 1,314 32,771
Freshpet, Inc.
(a)
..................... 319 33,836
General Mills, Inc. ................... 153 10,781
Lancaster Colony Corp. ............... 127 24,233
McCormick & Co., Inc. , NVS ............ 99 7,530
Tyson Foods, Inc. , Class A ............. 882 53,493
162,644
Ground Transportation — 1.0%
Avis Budget Group, Inc. ............... 71 6,777
Lyft, Inc. , Class A
(a)
................... 1,739 27,198
Uber Technologies, Inc.
(a)
.............. 4,172 276,478
U-Haul Holding Co. , NVS .............. 137 8,401
318,854
Health Care Providers & Services — 0.2%
Chemed Corp. ...................... 16 9,088
McKesson Corp. .................... 124 66,614
75,702
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc. ............. 851 12,561
Host Hotels & Resorts, Inc. ............. 2,927 55,232
Park Hotels & Resorts, Inc. ............. 462 7,452
Ryman Hospitality Properties, Inc. ........ 264 27,847
103,092
Hotels, Restaurants & Leisure — 17.6%
Airbnb, Inc. , Class A
(a)
................. 1,219 193,297
Aramark .......................... 1,330 41,908
Bloomin' Brands, Inc. ................. 935 24,114
Boyd Gaming Corp. .................. 601 32,160
Brinker International, Inc.
(a) (b)
............ 590 31,624
Caesars Entertainment, Inc.
(a)
........... 1,272 45,563
Carnival Corp.
(a)
..................... 3,765 55,797
Cava Group, Inc.
(a)
................... 545 39,207
Cheesecake Factory, Inc. (The) .......... 559 19,297
Chipotle Mexican Grill, Inc.
(a)
............ 395 1,248,042
Choice Hotels International, Inc.
(b)
......... 280 33,113
Churchill Downs, Inc. ................. 701 90,429
Cracker Barrel Old Country Store, Inc. ...... 333 19,377
Darden Restaurants, Inc. .............. 1,635 250,825
Dave & Buster's Entertainment, Inc.
(a)
...... 153 8,170
Domino's Pizza, Inc. .................. 349 184,715
DoorDash, Inc. , Class A
(a)
.............. 1,303 168,426
DraftKings, Inc. , Class A
(a)
.............. 2,588 107,557
Expedia Group, Inc.
(a)
................. 588 79,163
Hilton Grand Vacations, Inc.
(a)
........... 475 19,779
Hilton Worldwide Holdings, Inc. .......... 1,653 326,104

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Consumer Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. , Class A ............. 235 $ 34,966
Jack in the Box, Inc. .................. 221 12,613
Light & Wonder, Inc. , Class A
(a)
........... 254 22,672
Marriott International, Inc. , Class A ........ 1,655 390,795
Marriott Vacations Worldwide Corp. ........ 226 21,721
McDonald's Corp. ................... 1,585 432,768
MGM Resorts International
(a)
............ 1,625 64,090
Norwegian Cruise Line Holdings Ltd.
(a)
...... 2,223 42,059
Papa John's International, Inc. ........... 544 33,559
Penn Entertainment, Inc.
(a)
.............. 1,061 17,549
Planet Fitness, Inc. , Class A
(a)
........... 1,206 72,167
Red Rock Resorts, Inc. , Class A .......... 445 23,638
Royal Caribbean Cruises Ltd.
(a)
.......... 866 120,920
Shake Shack, Inc. , Class A
(a)
............ 390 41,282
Starbucks Corp. ..................... 5,668 501,561
Sweetgreen, Inc. , Class A
(a)
............. 1,036 23,279
Texas Roadhouse, Inc. ................ 896 144,059
Travel + Leisure Co. .................. 543 23,642
United Parks & Resorts, Inc.
(a)
........... 237 12,044
Vail Resorts, Inc. .................... 281 53,213
Wendy's Co. (The) ................... 1,809 36,162
Wingstop, Inc. ...................... 474 182,391
Wyndham Hotels & Resorts, Inc. ......... 810 59,543
Wynn Resorts Ltd. ................... 476 43,625
Yum! Brands, Inc. ................... 2,141 302,416
5,731,401
Household Durables — 0.4%
DR Horton, Inc. ..................... 166 23,653
Tempur Sealy International, Inc. .......... 951 47,607
Toll Brothers, Inc. .................... 364 43,356
TopBuild Corp.
(a)
.................... 17 6,880
121,496
Household Products — 0.7%
Clorox Co. (The) .................... 44 6,506
Colgate-Palmolive Co. ................ 376 34,562
Procter & Gamble Co. (The) ............ 1,106 180,499
221,567
Industrial Conglomerates — 0.0%
Honeywell International, Inc. ............ 86 16,575
Interactive Media & Services — 0.8%
IAC, Inc.
(a)
......................... 348 16,551
Match Group, Inc.
(a)
.................. 587 18,091
Meta Platforms, Inc. , Class A ............ 380 163,465
Pinterest, Inc. , Class A
(a)
............... 1,148 38,401
Snap, Inc. , Class A, NVS
(a)
............. 2,211 33,275
269,783
IT Services — 0.1%
GoDaddy, Inc. , Class A
(a)
............... 366 44,791
Leisure Products — 0.1%
(a)
Mattel, Inc. ........................ 1,020 18,687
YETI Holdings, Inc. .................. 449 16,038
34,725
Machinery — 0.1%
Middleby Corp. (The)
(a)
................ 44 6,115
Parker-Hannifin Corp. ................. 58 31,605
Snap-on, Inc. ...................... 17 4,555
42,275
Security
Shares
Shares Value
Media — 0.1%
Interpublic Group of Cos., Inc. (The) ....... 967 $ 29,436
Omnicom Group, Inc. ................. 111 10,305
39,741
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(a)
................ 605 26,027
American Airlines Group, Inc.
(a)
........... 1,333 18,009
Southwest Airlines Co. ................ 2,072 53,748
United Airlines Holdings, Inc.
(a)
........... 450 23,157
120,941
Personal Care Products — 0.3%
Coty, Inc. , Class A
(a)
.................. 1,971 22,548
elf Beauty, Inc.
(a) (b)
................... 349 56,723
Inter Parfums, Inc. ................... 73 8,496
87,767
Pharmaceuticals — 0.0%
Zoetis, Inc. , Class A .................. 41 6,529
Professional Services — 0.1%
Robert Half, Inc. .................... 255 17,631
Real Estate Management & Development — 0.1%
Zillow Group, Inc. , Class C, NVS
(a)
........ 601 25,585
Residential REITs — 0.1%
Invitation Homes, Inc. ................. 530 18,126
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 966 27,579
Specialty Retail — 31.1%
Abercrombie & Fitch Co. , Class A
(a)
........ 137 16,648
Academy Sports & Outdoors, Inc. ......... 1,024 59,699
Advance Auto Parts, Inc. ............... 561 40,942
American Eagle Outfitters, Inc. ........... 1,920 46,579
Asbury Automotive Group, Inc.
(a)
.......... 180 37,843
AutoNation, Inc.
(a)
.................... 282 45,444
AutoZone, Inc.
(a)
.................... 180 532,152
Bath & Body Works, Inc. ............... 2,435 110,598
Best Buy Co., Inc. ................... 1,191 87,705
Boot Barn Holdings, Inc.
(a)
.............. 379 40,352
Burlington Stores, Inc.
(a)
............... 954 171,663
CarMax, Inc.
(a)
...................... 1,556 105,761
Carvana Co. , Class A
(a)
................ 549 45,523
Chewy, Inc. , Class A
(a) (b)
............... 828 12,412
Dick's Sporting Goods, Inc. ............. 907 182,252
Five Below, Inc.
(a)
.................... 660 96,584
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 1,190 131,293
Foot Locker, Inc. .................... 977 20,370
GameStop Corp. , Class A
(a)
............. 2,085 23,123
Gap, Inc. (The) ..................... 3,207 65,808
Home Depot, Inc. (The) ............... 9,811 3,279,032
Lithia Motors, Inc. , Class A ............. 237 60,288
Lowe's Cos., Inc. .................... 5,331 1,215,415
Murphy USA, Inc. ................... 154 63,728
O'Reilly Automotive, Inc.
(a)
.............. 787 797,436
RH
(a)
............................ 208 51,386
Ross Stores, Inc. .................... 5,013 649,434
Signet Jewelers Ltd. .................. 434 42,545
TJX Cos., Inc. (The) .................. 11,832 1,113,273
Tractor Supply Co. ................... 1,290 352,273
Ulta Beauty, Inc.
(a)
................... 783 316,990
Urban Outfitters, Inc.
(a)
................ 829 32,298
Valvoline, Inc.
(a)
..................... 880 37,418
Wayfair, Inc. , Class A
(a)
................ 644 32,297

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Consumer Focused ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Williams-Sonoma, Inc. ................ 756 $ 216,806
10,133,370
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ........................ 899 153,127
Textiles, Apparel & Luxury Goods — 4.1%
Capri Holdings Ltd.
(a)
................. 1,106 39,241
Carter's, Inc. ....................... 479 32,768
Columbia Sportswear Co. .............. 266 21,182
Crocs, Inc.
(a)
....................... 487 60,568
Deckers Outdoor Corp.
(a)
............... 210 171,879
Kontoor Brands, Inc. .................. 603 37,422
Lululemon Athletica, Inc.
(a)
.............. 1,052 379,351
NIKE, Inc. , Class B .................. 3,937 363,228
Oxford Industries, Inc. ................ 73 7,868
PVH Corp. ........................ 59 6,419
Ralph Lauren Corp. .................. 240 39,274
Skechers USA, Inc. , Class A
(a)
........... 739 48,811
Steven Madden Ltd. .................. 841 33,985
Tapestry, Inc. ....................... 1,719 68,622
VF Corp. ......................... 1,976 24,621
1,335,239
Trading Companies & Distributors — 1.2%
Fastenal Co. ....................... 1,063 72,220
Ferguson plc ....................... 963 202,134
MSC Industrial Direct Co., Inc. , Class A ..... 168 15,328
SiteOne Landscape Supply, Inc.
(a)
......... 225 35,300
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 81 $ 74,630
399,612
Total Long-Term Investments — 99 .4%
(Cost: $ 35,447,372 ) ............................... 32,379,217
Short-Term Securities
Money Market Funds — 1.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(e)
.................. 276,158 276,240
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 187,233 187,233
Total Short-Term Securities — 1 .4%
(Cost: $ 463,451 ) ................................. 463,473
Total Investments — 100 .8%
(Cost: $ 35,910,823 ) ............................... 32,842,690
Liabilities in Excess of Other Assets — (0.8) % ............. (260,840)
Net Assets — 100.0% ...............................
$ 32,581,850
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 158,080 $ 118,138
(a)
$ — $ 31 $ (9) $ 276,240 276,158 $ 633
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 73,037 114,196
(a)
— — — 187,233 187,233 4,088 —
$ 31 $ (9) $ 463,473 $ 4,721 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Consumer Focused ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 32,379,217 $ — $ — $ 32,379,217
Short-Term Securities
Money Market Funds ...................................... 463,473 — — 463,473
$ 32,842,690 $ — $ — $ 32,842,690
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust